Reporting and Accounting Policies - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Advertising costs	$ 1,599.7	$ 2,032.5	$ 2,139.5